Annual Total Returns [BarChart] - AMG GW&K Core Bond ESG Fund - Class I	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	4.77%
Annual Return 2012	8.62%
Annual Return 2013	(2.00%)
Annual Return 2014	5.14%
Annual Return 2015	(0.57%)
Annual Return 2016	2.76%
Annual Return 2017	3.87%
Annual Return 2018	(1.11%)
Annual Return 2019	9.69%
Annual Return 2020	7.33%